Financial Instruments and Derivatives - Carrying Amount and Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	$ 244.9	$ 334.6
Financial assets, at fair value	244.9	334.6
Financial liabilities, carrying value	1,916.8	2,117.2
Financial liabilities, at fair value	1,893.1	2,138.5
Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	2.5	6.7
Financial liabilities, at fair value	0.0	0.0
Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	242.4	327.9
Financial liabilities, at fair value	1,893.1	2,138.5
Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	45.4	18.4
Financial liabilities, at fair value	45.4	18.4
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	45.4	18.4
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, carrying value	1,871.4	2,098.8
Financial liabilities, at fair value	1,847.7	2,120.1
Senior guaranteed notes | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Senior guaranteed notes | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	1,847.7	2,120.1
Senior guaranteed notes | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0.0	0.0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	242.4	327.9
Financial assets, at fair value	242.4	327.9
Derivatives | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Derivatives | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	242.4	327.9
Derivatives | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Long-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, carrying value	2.5	6.7
Financial assets, at fair value	2.5	6.7
Long-term investments | Quoted prices in active markets for identical assets (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	2.5	6.7
Long-term investments | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0.0	0.0
Long-term investments | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 0.0	$ 0.0